Fees Summary	Jun. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 169,077,600.00
Previously Paid Amount	0.00
Total Fee Amount	23,349.62
Total Offset Amount	0.00
Net Fee	$ 23,349.62
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A